Tower Transaction (Narrative) (Details) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Other Liabilities [Line Items]
Property, Plant and Equipment - Net		$ 124,899	$ 124,450	$ 112,898
Depreciation expense		20,661	19,289	17,773
Crown Castle International [Member]
Other Liabilities [Line Items]
Closing date of failed sale-leaseback transaction	Dec. 31, 2013
Number Of Towers Subject To Failed Sale-Leaseback	9,048
Number of towers subject to disposition (as shown)	627
Cash from failed sale-leaseback (in millions U.S. dollars)	$ 4,827
Term of lease	28 years
Approximate fixed future purchase option price on failed sale-leaseback (in millions U.S. dollars)	$ 4,200
Minimum Leaseback Term	10 years
Property, Plant and Equipment - Net		921	960
Depreciation expense		39	$ 39	$ 39
Lease payments		230
Minimum lease payments - 2017		234
Minimum lease payments - 2018		239
Minimum lease payments - 2019		244
Minimum lease payments - 2020		248
Minimum lease payments - 2021		253
Minimum lease payments - thereafter		$ 2,052